UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05407

                                                     Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                                                              Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 342-5828

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2015 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.28%

	Federal National Mortgage Association - 0.28%
$127,601	Series 2001-W4, Class AV1 0.477%, 02/25/32 (a)	$123,721
152,946	Series 2002-W2, Class AV1 0.457%, 06/25/32 (a)	146,083
943,260	Series 2002-T7, Class A1 0.417%, 07/25/32 (a)	937,519

	Total Asset-Backed Securities	1,207,323

	(Cost $1,223,886)

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.07%

	Federal Home Loan Mortgage Corporation REMIC - 4.77%
8,774	Series 1009, Class D 0.796%, 10/15/20 (a)	8,820
26,530	Series 1066, Class P 1.096%, 04/15/21 (a)	26,831
30,655	Series 1222, Class P 1.650%, 03/15/22 (a) (b)	31,032
78,270	Series 1250, Class J 7.000%, 05/15/22 (b)	84,754
35,918	Series 1448, Class F 1.596%, 12/15/22 (a) (c)	36,830
376,883	Series 3710, Class DK 3.250%, 01/01/24 (b)	379,584
702,325	Series 3777, Class DA 3.500%, 10/15/24 (c)	725,892
2,816,327	Series 2977, Class M 5.000%, 05/15/25 (b)	3,062,469
3,990,490	Series 3346, Class FT 0.546%, 10/15/33 (a) (b)	4,001,527
1,330,111	Series 3033, Class CI 5.500%, 01/15/35 (b)	1,379,856
2,916,429	Series 3208, Class FH 0.596%, 08/15/36 (a)	2,928,193
258,900	Series 3231, Class FB 0.546%, 10/15/36 (a)	259,527
172,226	Series 3314, Class FC 0.596%, 12/15/36 (a)	172,986
1,755,458	Series 3545, Class FA 1.046%, 06/15/39 (a)	1,781,495
3,002,977	Series 4316, Class FY 0.596%, 11/15/39 (a) (c)	3,022,035
930,359	Series 3827, Class KF 0.566%, 03/15/41 (a)	934,964
171,144	Series 3868, Class FA 0.596%, 05/15/41 (a)	171,816
1,847,079	Series 4109, Class EC 2.000%, 12/01/41 (c)	1,847,796

		20,856,407

	Federal National Mortgage Association REMIC - 8.21%
706,561	Series 2014-M5, Class FA 0.555%, 01/25/17 (a)	706,687
138,646	Series 1990-145, Class A 1.204%, 12/25/20 (a)	138,864
222,679	Series 1991-67, Class J 7.500%, 08/25/21 (b)	245,431
195,153	Series 1992-137, Class F 1.197%, 08/25/22 (a)	197,909

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$232,008	Series 1993-27, Class F 1.347%, 02/25/23 (a) (d)	$235,705
123,910	Series 1998-21, Class F 0.680%, 03/25/28 (a)	123,179
1,898,978	Series 2011-137, Class A 4.000%, 06/25/29 (c)	1,963,270
248,243	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	292,607
250,808	Series 2000-32, Class Z 7.500%, 10/18/30	291,260
408,607	Series 2006-45, Class TF 0.597%, 06/25/36 (a)	410,216
430,700	Series 2006-76, Class QF 0.597%, 08/25/36 (a) (b)	433,111
497,853	Series 2006-79, Class PF 0.597%, 08/25/36 (a) (b)	500,447
1,109,715	Series 2006-111, Class FA 0.577%, 11/25/36 (a)	1,115,333
497,918	Series 2007-75, Class VF 0.647%, 08/25/37 (a)	500,718
957,414	Series 2007-85, Class FC 0.737%, 09/25/37 (a)	968,684
552,299	Series 2007-86, Class FC 0.767%, 09/25/37 (a)	557,695
533,303	Series 2007-92, Class OF 0.767%, 09/25/37 (a)	538,712
670,542	Series 2007-99, Class FD 0.797%, 10/25/37 (a)	677,879
118,365	Series 2009-84, Class WF 1.297%, 10/25/39 (a)	121,121
2,925,236	Series 2014-19, Class FA 0.597%, 11/25/39 (a) (c)	2,943,549
3,202,955	Series 2014-19, Class FJ 0.597%, 11/25/39 (a) (c)	3,222,730
1,857,636	Series 2010-123, Class FL 0.627%, 11/25/40 (a)	1,866,483
6,200,863	Series 2011-110, Class FE 0.597%, 04/25/41 (a) (b)	6,234,601
728,531	Series 2011-63, Class FG 0.647%, 07/25/41 (a)	733,258
1,303,848	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	1,341,449
5,007,453	Series 2015-30, Class AB 3.000%, 05/25/45	5,119,542
4,380,363	Series 2008-22, Class FD 1.037%, 04/25/48 (a)	4,428,833

		35,909,273

	National Credit Union Administration - 1.09%
549,184	Series 2010-R2, Class 1A 0.562%, 11/06/17 (a)	549,892
497,343	Series 2011-R1, Class 1A 0.642%, 01/08/20 (a)	498,956
1,712,592	Series 2011-R2, Class 1A 0.592%, 02/06/20 (a)	1,715,536
425,030	Series 2011-R4, Class 1A 0.574%, 03/06/20 (a)	425,545
721,278	Series 2011-R3, Class 1A 0.597%, 03/11/20 (a)	722,969
197,007	Series 2011-R5, Class 1A 0.572%, 04/06/20 (a)	197,007
3,512	Series 2011-R6, Class 1A 0.574%, 05/07/20 (a)	3,512

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2015 (unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$366,010	Series 2010-R1, Class 1A 0.644%, 10/07/20 (a)	$367,168
9,764	Series 2010-R1, Class 2A 1.840%, 10/07/20 (c)	9,765
246,285	Series 2010-A1, Class A 0.545%, 12/07/20 (a)	246,811

		4,737,161

	Total Collateralized Mortgage Obligations	61,502,841

	(Cost $61,359,232)

MORTGAGE-BACKED OBLIGATIONS - 13.74%

	Federal Home Loan Mortgage Corporation - 3.23%
7,927	2.858%, 02/01/18 (a)	7,927
73,392	2.923%, 11/01/18 (a)	73,833
373,727	6.878%, 11/01/19 (a)	397,001
21,440	1.560%, 11/01/22 (a)	21,704
80,816	1.658%, 11/01/22 (a)	81,791
17,930	2.725%, 10/01/24 (a)	18,675
61,489	2.942%, 10/01/25 (a)	62,132
462,246	3.482%, 08/01/28 (a)	488,747
51,102	1.838%, 07/01/29 (a)	52,469
139,680	2.785%, 05/01/31 (a)	147,786
7,105,062	2.486%, 03/01/35 (a)	7,551,722
2,083,878	2.430%, 04/01/35 (a)	2,213,970
2,855,876	2.411%, 06/01/37 (a)	3,026,160

		14,143,917

	Federal Home Loan Mortgage Corporation Gold - 0.94%
4,661	6.000%, 03/01/16	4,677
1,371	6.500%, 07/01/16	1,376
51,582	5.000%, 10/01/17	53,367
64,605	5.000%, 11/01/17	66,841
812,066	4.500%, 05/01/18	838,879
1,448,661	4.500%, 06/01/18	1,496,560
71,001	5.500%, 01/01/20	75,008
1,450,888	4.500%, 10/01/20	1,499,030
21,223	3.500%, 12/01/20	22,277
26,794	3.500%, 10/01/22	28,159
2,086	4.500%, 07/01/23	2,255

		4,088,429

	Federal National Mortgage Association - 7.27%
14,778	3.649%, 07/01/17 (a)	15,156
296	1.675%, 11/01/17 (a)	296
32,150	2.068%, 11/01/17 (a)	32,359
5,775	2.316%, 11/01/17 (a)	5,824
54,416	2.100%, 03/01/18 (a)	54,793
1,991,613	2.800%, 03/01/18	2,039,731
4,273,724	3.620%, 03/01/18	4,451,738
6,942	1.973%, 05/01/18 (a)	6,976
23,981	2.110%, 06/01/18 (a)	24,375
298,365	2.744%, 10/01/18 (a)	298,370
2,124	2.150%, 02/01/19 (a)	2,151
13,790	1.995%, 05/01/19 (a)	13,911
77,135	6.864%, 12/01/19 (a)	79,836
45,157	1.881%, 01/01/20 (a)	45,448
3,040	5.000%, 01/01/20	3,150
13,481	2.028%, 05/01/20 (a)	13,535
85,666	5.912%, 05/01/20 (a)	89,533
147,305	3.500%, 09/01/20	154,883
13,044	3.500%, 10/01/20	13,716

Par Value		Value

	Federal National Mortgage Association - (continued)
$34,429	3.500%, 03/01/21	$36,200
175,889	6.735%, 02/01/22 (a)	187,047
17,335	3.118%, 01/01/23 (a)	17,487
19,247	2.065%, 03/01/24 (a)	19,396
21,980	5.925%, 10/01/25 (a)	23,374
119,472	3.130%, 02/01/27 (a)	121,548
479,061	5.000%, 03/01/27	513,832
46,324	2.052%, 07/01/27 (a)	47,394
89,547	2.063%, 07/01/27 (a)	91,596
114,706	4.663%, 01/01/29 (a)	123,952
30,989	4.657%, 02/01/29 (a)	33,487
856,833	2.405%, 08/01/29 (a)	867,468
138,704	2.505%, 07/01/32 (a)	146,671
11,359	6.000%, 08/01/32	12,860
246,921	2.875%, 09/01/32 (a)	262,585
198,611	2.174%, 01/01/33 (a)	206,390
65,849	2.462%, 06/01/33 (a)	69,763
831,001	4.610%, 08/01/33 (a)	897,990
5,108	6.000%, 11/01/33	5,826
588,227	2.308%, 04/01/34 (a)	620,121
487,461	1.889%, 07/01/34 (a)	506,137
494,915	1.889%, 08/01/34 (a)	513,944
80,036	6.000%, 09/01/34	90,607
3,325,223	2.477%, 10/01/34 (a)	3,524,018
4,914	6.000%, 10/01/34	5,604
3,328,265	2.508%, 11/01/34 (a)	3,533,339
19,743	6.000%, 05/01/35	22,350
1,212,680	2.373%, 06/01/35 (a)	1,286,689
9,637	6.000%, 07/01/36	11,014
1,371,475	2.448%, 12/01/36 (a)	1,449,988
806,570	2.535%, 07/01/37 (a)	857,737
3,248,636	2.376%, 09/01/37 (a)	3,421,622
106,771	6.500%, 11/01/37	121,221
2,194,543	2.218%, 01/01/38 (a)	2,324,041
42,902	6.000%, 06/01/38	48,484
94,499	6.000%, 09/01/38	106,806
17,003	6.000%, 11/01/38	19,386
1,760,663	2.340%, 05/01/39 (a)	1,858,788
8,180	6.000%, 10/01/39	9,295
411,589	1.889%, 08/01/44 (a)	427,584

		31,789,422

	Government National Mortgage Association - 2.30%
35,864	7.000%, 04/15/26	40,033
217,751	2.250%, 04/20/34 (a)	230,156
1,226,901	1.750%, 06/20/34 (a)	1,271,212
950,883	1.875%, 08/20/34 (a)	985,805
158,168	1.750%, 05/20/42 (a)	161,921
123,224	1.750%, 06/20/42 (a)	127,034
565,213	1.875%, 07/20/42 (a)	582,210
1,394,111	1.875%, 08/20/42 (a)	1,450,368
2,835,045	1.875%, 09/20/42 (a)	2,950,734
62,022	2.000%, 10/20/42 (a)	64,554
135,677	2.000%, 12/20/42 (a)	140,933
1,991,327	2.000%, 02/20/43 (a)	2,070,183

		10,075,143

	Total Mortgage-Backed Obligations	60,096,911

	(Cost $58,923,486)

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2015 (unaudited)

Par Value		Value

AGENCY DEBENTURES - 51.71%

	Federal Home Loan Bank - 49.47%
$38,000,000	0.240%, 04/15/16	$37,993,350
12,500,000	0.260%, 04/20/16	12,496,250
12,500,000	0.270%, 04/22/16	12,498,625
50,000,000	0.290%, 05/03/16	49,983,900
63,400,000	0.340%, 06/20/16	63,355,303
40,000,000	0.440%, 07/08/16	40,002,040

		216,329,468

	Federal National Mortgage Association - 1.21%
5,300,000	0.750%, 03/14/17	5,294,112

		5,294,112

	Other Agency Debentures - 1.03%
4,500,000	Sri Lanka Government Aid Bond 0.714%, 11/01/24 (a) (e)	4,500,000

		4,500,000

	Total Agency Debentures	226,123,580

	(Cost $226,179,806)

U.S. TREASURY OBLIGATIONS - 13.08%

	United States Treasury Notes & Bonds - 13.08%
32,012,000	0.375%, 03/15/16	32,019,491
25,000,000	2.250%, 03/31/16	25,159,175

	Total U.S. Treasury Obligations	57,178,666

	(Cost $57,187,941)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 5.80%
	FDIC Structured Sale Guaranteed Notes
468,105	Series 2010-S1, Class 1A 0.738%, 02/25/48 (a) (f)	467,024
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,081,223	Series K501, Class A2 1.655%, 11/25/16 (c)	5,101,393
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,744,323
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,769,680	Series KF02, Class A1 0.577%, 07/25/20 (a)	5,772,968
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
4,403,913	Series KF03, Class A 0.534%, 01/25/21 (a)	4,402,511
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
7,800,000	Series KP02, Class A2 2.355%, 04/25/21 (a)	7,889,634

	Total U.S. Government-Backed Obligations	25,377,853

	(Cost $25,302,288)

Par Value		Value

REPURCHASE AGREEMENT - 0.89%
3,900,000	Merrill Lynch, 0.11%, Dated 11/30/15, matures 12/01/15, repurchase price $3,900,012 (collateralized by $3,941,100 par amount of U.S. Treasury Note with an interest rate of 2.00% due 10/31/21, total market value $3,978,061)	$3,900,000

	Total Repurchase Agreement	3,900,000

	(Cost $3,900,000)

	Total Investments - 99.57%	435,387,174

	(Cost $434,076,639 (g))

	Net Other Assets and Liabilities - 0.43%	1,882,110

	Net Assets - 100.00%	$437,269,284

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has sequential collateral.
(d)	The security has support collateral.
(e)	The security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2015, this security amounted to $4,500,000 or 1.03% of net assets.
(f)	The security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. At November 30, 2015, these securities amounted to $467,204 or 0.1% of net assets.
(g)	Cost for U.S. federal income tax purposes is $434,076,639. As of November 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,549,498 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,963. The net unrealized appreciation was $1,310,535.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2015 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.08%

	Federal Home Loan Mortgage Corporation REMIC - 5.82%
$83,808	Series 1448, Class F 1.596%, 12/15/22 (a) (c)	$85,936
400,211	Series 3710, Class DK 3.250%, 01/15/24 (b)	403,079
622,573	Series 2868, Class AV 5.000%, 08/15/24 (c)	673,587
579,950	Series 3777, Class DA 3.500%, 10/15/24 (c)	599,411
2,942,530	Series 2977, Class M 5.000%, 05/15/25 (b)	3,199,702
249,512	Series 1980, Class Z 7.000%, 07/15/27 (c)	283,757
1,528,440	Series 2236, Class Z 8.500%, 06/15/30 (c)	1,811,883
3,310,663	Series 3346, Class FT 0.546%, 10/15/33 (a) (b)	3,319,820
3,064,762	Series 3471, Class FB 1.196%, 08/15/35 (a)	3,139,744
4,392,213	Series 3208, Class FA 0.596%, 08/15/36 (a)	4,409,929
1,475,784	Series 3208, Class FH 0.596%, 08/15/36 (a)	1,481,736
1,024,747	Series 3367, Class YF 0.746%, 09/15/37 (a)	1,032,772
3,517,598	Series 3371, Class FA 0.796%, 09/15/37 (a)	3,560,201
2,980,897	Series 4316, Class FY 0.596%, 11/15/39 (a) (c)	2,999,814
583,755	Series 3827, Class KF 0.566%, 03/15/41 (a)	586,644
1,471,771	Series 4109, Class EC 2.000%, 12/15/41 (c)	1,472,342
2,823,632	Series 4272, Class FD 0.546%, 11/15/43 (a)	2,828,504

		31,888,861

	Federal National Mortgage Association REMIC - 4.84%
727,972	Series 2014-M5, Class FA 0.555%, 01/25/17 (a)	728,102
14,891	Series 1988-12, Class A 3.893%, 02/25/18 (a)	15,131
725,858	Series 2009-70, Class TM 4.000%, 08/25/19	747,053
727,798	Series 2009-70, Class TN 4.000%, 08/25/19	749,050
81,235	Series G92-44, Class Z 8.000%, 07/25/22	84,603
591,405	Series 2006-45, Class TF 0.597%, 06/25/36 (a)	593,734
625,804	Series 2006-76, Class QF 0.597%, 08/25/36 (a) (b)	629,306
373,439	Series 2007-75, Class VF 0.647%, 08/25/37 (a)	375,538
2,883,146	Series 2014-19, Class FJ 0.597%, 11/25/39 (a) (c)	2,901,196
3,181,744	Series 2014-19, Class FA 0.597%, 11/25/39 (a) (c)	3,201,388
734,117	Series 2010-123, Class FL 0.627%, 11/25/40 (a)	737,613
2,030,127	Series 2011-110, Class FE 0.597%, 04/25/41 (a) (b)	2,041,172

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$1,045,809	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	$1,075,968
3,581,495	Series 2012-71, Class FL 0.697%, 07/25/42 (a)	3,603,448
5,482,297	Series 2015-30, Class AB 3.000%, 05/25/45	5,605,016
3,400,519	Series 2008-22, Class FD 1.037%, 04/25/48 (a)	3,438,146

		26,526,464

	National Credit Union Administration - 0.42%
830,348	Series 2011-R2, Class 1A 0.592%, 02/06/20 (a)	831,775
425,030	Series 2011-R4, Class 1A 0.574%, 03/06/20 (a)	425,545
806,135	Series 2011-R3, Class 1A 0.597%, 03/11/20 (a)	808,025
197,007	Series 2011-R5, Class 1A 0.572%, 04/06/20 (a)	197,007
3,512	Series 2011-R6, Class 1A 0.574%, 05/07/20 (a)	3,512

		2,265,864

	Total Collateralized Mortgage Obligations	60,681,189

	(Cost $60,373,807)

MORTGAGE-BACKED OBLIGATIONS - 12.50%

	Federal Home Loan Mortgage Corporation - 1.23%
373,225	2.329%, 01/01/34 (a)	394,132
142,615	2.544%, 11/01/34 (a)	151,070
2,585,064	2.430%, 04/01/35 (a)	2,746,444
828,129	2.476%, 08/01/35 (a)	879,616
784,786	2.395%, 05/01/36 (a)	831,513
1,635,475	2.576%, 03/01/42 (a)	1,696,154

		6,698,929

	Federal Home Loan Mortgage Corporation Gold - 1.52%
28,511	5.000%, 10/01/17	29,498
94,131	5.000%, 11/01/17	97,388
71,915	8.000%, 11/01/17	73,990
65,850	5.500%, 03/01/18	68,419
17,711	5.500%, 04/01/18	18,347
667,317	4.500%, 05/01/18	689,351
42,259	6.500%, 05/01/18	48,251
1,201,329	4.500%, 06/01/18	1,241,050
5,644	6.000%, 10/01/18	6,360
813	6.000%, 11/01/18	916
407,540	5.500%, 02/01/19	427,840
75,178	5.500%, 01/01/20	79,420
1,185,567	5.000%, 04/01/20	1,246,264
1,201,611	4.500%, 10/01/20	1,241,482
17,566	3.500%, 12/01/20	18,439
22,178	3.500%, 10/01/22	23,307
245,494	5.000%, 08/01/35	270,761
32,609	5.000%, 12/01/35	35,915
351,890	5.000%, 03/01/37	386,256
607,873	5.000%, 05/01/37	667,293
451,401	5.000%, 02/01/38	494,858
143,681	5.000%, 03/01/38	157,278
137,183	5.000%, 09/01/38	150,341
474,651	5.000%, 12/01/38	520,203

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2015 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$304,206	5.000%, 01/01/39	$333,337

		8,326,564

	Federal National Mortgage Association - 8.05%
910	6.000%, 02/01/18	1,030
1,176,862	2.800%, 03/01/18	1,205,296
272,608	5.500%, 05/01/18	284,230
8,037	6.000%, 05/01/18	9,099
60,715	5.500%, 06/01/18	63,174
235	6.000%, 08/01/18	266
938	6.000%, 09/01/18	1,062
85,032	5.500%, 10/01/18	89,221
139,052	5.500%, 11/01/18	145,694
95,161	6.000%, 11/01/18	107,731
7,356	5.500%, 12/01/18	7,740
136,124	6.000%, 12/01/18	154,103
146,753	6.000%, 01/01/19	166,136
1,996	6.000%, 02/01/19	2,260
43,353	6.000%, 04/01/19	49,079
10,939	6.000%, 05/01/19	12,384
121,585	3.500%, 09/01/20	127,840
10,767	3.500%, 10/01/20	11,321
28,417	3.500%, 03/01/21	29,879
62,716	6.000%, 10/01/23	70,873
383,249	5.000%, 03/01/27	411,066
129,491	7.000%, 08/01/28	148,958
279,453	7.000%, 11/01/28	308,245
26,855	7.000%, 02/01/32	31,547
40,439	2.485%, 05/01/32 (a)	42,749
158,753	7.000%, 05/01/32	185,228
253,573	2.875%, 09/01/32 (a)	269,659
10,508	7.000%, 09/01/32	10,586
591,500	2.465%, 07/01/33 (a)	626,489
372,862	2.451%, 11/01/33 (a)	391,308
601,420	2.353%, 12/01/33 (a)	637,213
289,906	2.424%, 03/01/34 (a)	305,717
554,797	2.183%, 04/01/34 (a)	582,093
182,844	2.435%, 08/01/34 (a)	193,591
1,607	6.000%, 09/01/34	1,820
920,582	2.039%, 10/01/34 (a)	958,261
300,462	2.536%, 10/01/34 (a)	316,863
2,889,839	1.924%, 01/01/35 (a)	3,023,815
263,576	2.262%, 03/01/35 (a)	277,847
426,725	2.470%, 04/01/35 (a)	451,206
756,928	2.059%, 05/01/35 (a)	791,219
451,998	2.210%, 05/01/35 (a)	474,062
640,683	2.563%, 05/01/35 (a)	681,327
540,721	1.854%, 06/01/35 (a)	558,890
2,178,501	2.370%, 06/01/35 (a)	2,304,552
1,333,948	2.373%, 06/01/35 (a)	1,415,357
469,790	1.900%, 08/01/35 (a)	487,682
966,830	2.500%, 08/01/35 (a)	1,023,359
1,844,581	2.704%, 09/01/35 (a)	1,961,597
676,164	3.183%, 09/01/35 (a)	726,109
470,684	2.373%, 10/01/35 (a)	497,196
1,174,296	2.288%, 11/01/35 (a)	1,233,027
840,210	2.362%, 03/01/36 (a)	890,017
702,822	2.661%, 04/01/36 (a)	745,685
4,547,918	2.361%, 12/01/37 (a)	4,852,504
1,708,275	2.663%, 12/01/37 (a)	1,816,644
1,714,452	2.218%, 01/01/38 (a)	1,815,620
1,497,944	2.340%, 05/01/39 (a)	1,581,427
142,550	5.000%, 10/01/39	158,092

Par Value		Value

	Federal National Mortgage Association - (continued)
$1,910,722	2.748%, 06/01/42 (a)	$1,981,607
2,502,661	2.261%, 10/01/42 (a)	2,559,098
3,702,840	2.689%, 12/01/44 (a)	3,816,064

		44,083,814

	Government National Mortgage Association - 1.70%
2,228,389	2.000%, 02/20/43 (a)	2,316,634
174,185	1.750%, 05/20/42 (a)	178,318
140,220	1.750%, 06/20/42 (a)	144,556
625,988	1.875%, 07/20/42 (a)	644,813
1,541,904	1.875%, 08/20/42 (a)	1,604,125
4,037,792	1.875%, 09/20/42 (a)	4,202,560
70,576	2.000%, 10/20/42 (a)	73,458
151,774	2.000%, 12/20/42 (a)	157,654

		9,322,118

	Total Mortgage-Backed Obligations	68,431,425

	(Cost $67,004,284)

AGENCY DEBENTURES - 21.18%

	Federal Home Loan Bank - 16.95%
2,500,000	0.280%, 02/19/16 (d)	2,498,890
85,350,000	0.750%, 02/13/17	85,328,236
5,000,000	1.000%, 06/09/17	5,007,715

		92,834,841

	Federal National Mortgage Association - 4.23%
23,200,000	0.750%, 03/14/17	23,174,225

		23,174,225

	Total Agency Debentures	116,009,066

	(Cost $116,052,137)

U.S. TREASURY OBLIGATIONS - 47.18%

	United States Treasury Notes & Bonds - 47.18%
19,920,000	0.625%, 08/31/17	19,826,615
43,000,000	0.875%, 11/15/17	42,937,865
169,900,000	1.000%, 03/15/18	169,687,625
26,060,000	1.000%, 08/15/18	25,936,814

		258,388,919

	Total U.S. Treasury Obligations	258,388,919

	(Cost $259,434,925)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 4.01%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
4,985,351	Series K501, Class A2 1.655%, 11/25/16 (c)	5,005,141
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,539,109
8,600,000	Series KP02, Class A2 2.355%, 04/25/21 (a) (c)	8,698,827
4,329,270	Series KF03, Class A 0.534%, 01/25/21 (a)	4,327,892

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2015 (unaudited)

Par Value		Value

	National Credit Union Administration
$2,300,000	3.000%, 06/12/19	$2,407,746

	Total U.S. Government-Backed Obligations	21,978,715

	(Cost $21,798,658)

REPURCHASE AGREEMENT - 1.79%
9,800,000	Merrill Lynch, 0.11%, Dated 11/30/15, matures 12/01/15, repurchase price $9,800,030 (collateralized by $9,811,100 par amount of U.S. Treasury Note with an interest rate of 2.00% due 09/30/21, total market value $9,996,056)	9,800,000

	Total Repurchase Agreement	9,800,000

	(Cost $9,800,000)

	Total Investments - 97.74%	535,289,314

	(Cost $534,463,811 (e))

	Net Other Assets and Liabilities - 2.26%	12,388,246

	Net Assets - 100.00%	$547,677,560

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2015. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has sequential collateral.
(d)	Discount note. Rate shown is yield at time of purchase.
(e)	Cost for U.S. federal income tax purposes is $534,463,811. As of November 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,100,171 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,274,668. The net unrealized appreciation was $825,503.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS November 30, 2015 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”), investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers into and out of Level 1, Level 2 and Level 3 are based on values at the end of the current quarter. For the three months ended November 30, 2015, there were no transfers into or out of Level 1, Level 2 and Level 3 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS – (continued) November 30, 2015 (Unaudited)

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2015 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 11/30/2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Asset-Backed Securities	$1,207,323	$—	$1,207,323	$—
Collateralized Mortgage Obligations	61,502,841	—	61,502,841	—
Mortgage-Backed Obligations	60,096,911	—	60,096,911	—
Agency Debentures	226,123,580	—	221,623,580	4,500,000
U.S. Treasury Obligations	57,178,666	—	57,178,666	—
U.S. Government-Backed Obligations	25,377,853	—	25,377,853	—
Repurchase Agreement	3,900,000	—	3,900,000	—
	$435,387,174	$—	$430,887,174	$4,500,000

	Short Duration Portfolio
	Total Market Value at 11/30/2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$535,289,314	$—	$535,289,314	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2015:

Ultra-Short Duration Government Portfolio

Fair Value, as of August 31, 2015	$4,750,000

Transfers into Level 3	—

Transfers out of Level 3	—

Gross purchases	—

Gross sales	(250,000)

Total net realized gains (losses)	—

Total change in unrealized appreciation (depreciation)	—

Fair Value, as of November 30, 2015	$4,500,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Reports.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

TRUST FOR CREDIT UNIONS NOTES TO PORTFOLIO OF INVESTMENTS – (continued) November 30, 2015 (Unaudited)

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under tri-party repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2015, the Portfolios did not hold any when-issued securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	January 19, 2016

*Print	the name and title of each signing officer under his or her signature.